Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit

Cash on hand and cash held at banks or online payment platforms as of December 31, 2024 and 2025 primarily consist of the following currencies:

	December 31, 2024		December 31, 2025
(In thousands)	Original currency	US$ equivalent	Original currency	US$ Equivalent
US$	11,351	11,351	10,437	10,437
RMB	107,405	14,941	124,125	17,659
JPY	212,945	1,369	226,354	1,442
HKD	4,450	573	9,391	1,207
Others		1,823		2,086
Total		30,057		32,831